RECLAMATION AND CLOSURE COST PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure Of Changes In The Reclamation And Closure Cost Provision
Changes to the reclamation and closure cost provision during the years ended December 31 were as follows:

	2020	2019
Balance, beginning of year	$84,235	$62,172
Provision assumed on acquisition of Alacer (1) (2)	26,159	12,990
Reclamation expenditures	(2,447)	(3,568)
Accretion expense (note 23(b))	3,887	3,743
Foreign exchange loss	110	308
Revisions in estimates and obligations	(3,360)	4,168
Impact of changes in discount rate	10,990	4,490
Obligations related to divested mining properties	—	(68)
Balance, end of year	119,574	84,235
Less: current portion	(1,924)	(8,766)
Non-current reclamation and closure cost provision	$117,650	$75,469

(1)On September 16, 2020, the Company acquired Alacer, including Çöpler (notes 1(a) and 4(a)). The consideration included the assumption of non-current environmental and reclamation obligations valued at $26.2 million.
(2)On June 27, 2019, the Company acquired 8,900 hectares of land contiguous to Marigold in Nevada, U.S., net of a 0.5% net smelter returns royalty. The consideration included $22.0 million in cash and the assumption of related non-current environmental and reclamation obligations then valued at approximately $13.0 million.